Annual Fund Operating Expenses - First Trust Developed Markets ex-US Small Cap AlphaDEX Fund - First Trust Developed Markets ex-US Small Cap AlphaDEX Fund	May 03, 2021
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%